Comparative Figures	12 Months Ended
Sep. 30, 2023
Comparative Figures [Abstract]
Comparative figures

30.    Comparative figures

In the consolidated statement of loss and comprehensive loss and in the consolidated statement of cash flows, some comparative figures for the years ended September 30, 2022 and 2021 have been restated to conform to the presentation adopted for the year ended September 30, 2023.